FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of company's financial liabilities and estimated maturities

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?	?	?	?	?	?	?	?	?	?
Contractual maturities of financial liabilities As of December 31, 2022	Less than 1 year	?	2-5 years	?	More than 5 years	?	Total contractual cash flows	?	Carrying amount
?	U.S. Dollars in Thousands
Account payable	4,230	?	?	?	?	?	4,230	?	4,230
Lease liabilities	1,723	?	4,079	?	5,723	?	11,525	?	7,475
Accrued expenses and other current liabilities	17,949	?	?	?	?	?	17,949	?	17,949
Borrowing	115,216	?	?	?	?	?	115,216	?	115,216
Payable in respect of intangible assets purchase	11,650	?	?	?	?	?	11,650	?	11,157
Royalty obligation	—	?	197	?	1,449	?	1,646	?	750
Total	150,768	?	4,276	?	7,172	?	162,216	?	156,777
Contractual maturities of financial liabilities As of December 31, 2021	Less than 1 year	?	2-5 years	?	More than 5 years	?	Total contractual cash flows	?	Carrying amount
?	U.S. Dollars in Thousands
Accounts payable	11,664	?	?	?	?	?	11,664	?	11,664
Lease liabilities	2,109	?	2,553	?	—	?	4,662	?	4,192
Accrued expenses and other current liabilities	20,896	?	?	?	?	?	20,896	?	20,896
Borrowing	9,159	?	107,213	?	9,000	?	125,372	?	83,620
Payable in respect of intangible assets purchase	17,600	?	5,000	?	?	?	22,600	?	20,480
Royalty obligation	—	?	1,011	?	1,351	?	2,362	?	750
Total	61,428	?	115,777	?	10,351	?	187,556	?	141,602

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Schedule of change in derivative financial instrument

	Six Months Ended
	June 30,
	2023	2022
	U.S. dollars in thousands
Balance at beginning of the period	2,623	—
Initial recognition of financial liability	7,083	8,055
Fair value adjustments recognized in profit or loss	(8,071)	(1,981)
Balance at end of the period	1,635	6,074

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?	?	?	Derivative financial instruments			?
?	?	?	Year Ended December 31,			?
?			2022		2021
?	?	?	U.S. dollars in thousands			?
Balance at beginning of the period	?	?	—	?	—	?
Initial recognition of financial liability	?	?	16,375	?	—	?
Initial recognition of unrecognized day 1 loss	?	?	(330)	?	—	?
Fair value adjustments recognized in profit or loss	?	?	(13,422)	?	—	?
Balance at end of the period	?	?	2,623	?	—	?